Consolidated Balance Sheets - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022 [1]
Noncurrent assets
Intangible assets	€ 0	€ 3
Property, plant and equipment	0	667
Right-of-use assets	0	790
Other financial assets	1,037	158
Other non-financial assets	0	73
Total non-current assets	1,037	1,691
Current assets
Work in progress	0	73
Other financial assets	156	1,134
Other non-financial assets	266	24,215
Cash and cash equivalents	7,412	30,357
Total current assets	7,834	55,779
Total assets	8,871	57,470
EQUITY AND LIABILITIES
Subscribed capital	10,840	9,957
Capital and other reserves	287,926	277,308
Accumulated deficit	(384,338)	(330,778)
Total equity	(85,572)	(43,513)
Noncurrent liabilities
Non-current - advance payments received from customers	0	49,288
Financial liabilities	987	4,649
Other non-financial liabilities	0	469
Total non-current liabilities	987	54,406
Current liabilities
Current - advance payments received from customers	0	354
Financial liabilities	38,102	30,225
Trade and other payables	1,491	11,699
Other liabilities	3	1,823
Provisions	53,860	2,476
Total current liabilities	93,456	46,577
Total equity and liabilities	€ 8,871	€ 57,470

[1]	Certain amounts have been reclassified to conform to the 2022 presentation.